UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

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                                    FORM N-Q

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             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21060

                AETOS CAPITAL MARKET NEUTRAL STRATEGIES FUND, LLC
               (Exact name of registrant as specified in charter)
                                    --------


                             c/o Aetos Capital, LLC
                                875 Third Avenue
                               New York, NY 10022
               (Address of principal executive offices) (Zip code)

                                 James M. Allwin
                               Aetos Capital, LLC
                               New York, NY 10022
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-212-201-2500

                    DATE OF FISCAL YEAR END: JANUARY 31, 2006

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2005

ITEM 1.   SCHEDULE OF INVESTMENTS


AETOS CAPITAL MULTI-STRATEGY ARBITRAGE FUND, LLC

AETOS CAPITAL DISTRESSED INVESTMENT STRATEGIES FUND, LLC

AETOS CAPITAL LONG/SHORT STRATEGIES FUND, LLC

AETOS CAPITAL MARKET NEUTRAL STRATEGIES FUND, LLC

AETOS CAPITAL OPPORTUNITIES FUND, LLC



Quarterly Report (unaudited)

October 31, 2005

                Aetos Capital Multi-Strategy Arbitrage Fund, LLC

                             Schedule of Investments

                                October 31, 2005
                                   (unaudited)

                                                                                           % OF MEMBERS'
PORTFOLIO FUND NAME                                       COST              VALUE             CAPITAL
--------------------------------------------------------------------------------------------------------
AQR Global Arbitrage Offshore Fund (USD), Ltd.        $ 27,726,549      $ 28,829,112           10.69%
Davidson Kempner Partners                               25,000,000        26,836,011            9.95
FFIP, L.P.                                              14,630,000        17,173,211            6.37
Ishin Fund, LLC                                         13,000,000        12,526,441            4.65
Pentangle Partners, L.P.                                16,000,000        16,444,787            6.10
Pequot Credit Opportunities Fund, L.P.                  15,000,000        15,497,662            5.75
Perry Partners, L.P.                                    34,600,000        39,912,584           14.80
Satellite Fund II, L.P.                                 25,850,000        28,957,916           10.74
South Hill Trading Corp.                                15,000,000        16,083,831            5.97
Sowood Alpha Fund, L.P.                                 42,000,000        44,450,711           16.49
Standard Pacific Credit Opportunities Fund, L.P.        20,000,000        20,854,909            7.74
                                                      --------------------------------------------------
    Total                                             $248,806,549      $267,567,175           99.25%
                                                      ==================================================

The aggregate cost of investments for tax purposes was $248,806,549. Net unrealized appreciation on investments for tax purposes was $18,760,626 consisting of $19,234,185 of gross unrealized appreciation and $473,559 of gross unrealized depreciation.

Percentages are based on Members' Capital of $269,597,867. The investments in portfolio funds shown above, representing 99.25% of Members' Capital, have been fair valued.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

            Aetos Capital Distressed Investment Strategies Fund, LLC

                             Schedule of Investments

                                October 31, 2005
                                   (unaudited)

                                                                                           % OF MEMBERS'
PORTFOLIO FUND NAME                                       COST              VALUE             CAPITAL
--------------------------------------------------------------------------------------------------------
King Street Capital, L.P.                             $  7,050,000      $  8,448,682           16.68%
Satellite Credit Opportunities Fund, Ltd.                8,750,000        10,454,405           20.64
Silver Point Capital Fund, L.P.                         11,100,000        14,324,297           28.29
Watershed Capital Partners, L.P.                        11,050,000        12,220,253           24.13
                                                      --------------------------------------------------
    Total                                             $ 37,950,000      $ 45,447,637           89.74%
                                                      ==================================================

The aggregate cost of investments for tax purposes was $37,950,000. Net unrealized appreciation on investments for tax purposes was $7,497,637 consisting of $7,497,637 of gross unrealized appreciation and
$0 of gross unrealized depreciation.

Percentages are based on Members' Capital of $50,645,065. The investments in portfolio funds shown above, representing 89.74% of Members' Capital, have been fair valued.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

                  Aetos Capital Long/Short Strategies Fund, LLC

                             Schedule of Investments

                                October 31, 2005
                                   (unaudited)

                                                                                           % OF MEMBERS'
PORTFOLIO FUND NAME                                       COST              VALUE             CAPITAL
--------------------------------------------------------------------------------------------------------
Bay Pond Partners, L.P.                               $ 27,000,000      $ 37,238,407           10.69%
Bay Resource Partners, L.P.                             20,000,000        26,447,708            7.59
Cadmus Capital Partners (QP), L.P.                      21,000,000        23,124,356            6.64
Cantillion Pacific, L.P.                                10,000,000        12,301,443            3.53
Cantillion U.S. Low Volatility, L.P.                    12,000,000        12,817,734            3.68
Cavalry Technology, L.P.                                38,750,000        37,751,865           10.84
The Elkhorn Fund, LLC                                   15,000,000        16,276,760            4.67
Fine Partners I, L.P.                                   17,500,000        17,302,534            4.97
Hygrove Capital Fund (QP), L.P.                         15,000,000        16,176,840            4.64
Icarus Qualified Partners, L.P.                         10,500,000        11,195,552            3.21
JL Partners, L.P.                                       49,820,000        55,659,678           15.98
North River Partners, L.P.                              21,650,000        23,578,148            6.77
Standard Global Equity Partners SA, L.P.                38,700,000        41,769,004           11.99
Viking Global Equities, L.P.                            10,000,000        11,962,240            3.43
                                                      --------------------------------------------------
    Total                                             $306,920,000      $343,602,269           98.63%
                                                      ==================================================

The aggregate cost of investments for tax purposes was $306,920,000. Net unrealized appreciation on investments for tax purposes was $36,682,269 consisting of $37,877,870 of gross unrealized appreciation and $1,195,601 of gross unrealized depreciation.

Percentages are based on Members' Capital of $348,370,232. The investments in portfolio funds shown above, representing 98.63% of Members' Capital, have been fair valued.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


                Aetos Capital Market Neutral Strategies Fund, LLC

                             Schedule of Investments

                                October 31, 2005
                                   (unaudited)

                                                                                           % OF MEMBERS'
PORTFOLIO FUND NAME                                       COST              VALUE             CAPITAL
--------------------------------------------------------------------------------------------------------
AQR Absolute Return Institutional Fund, L.P.          $ 14,900,000      $ 15,953,613           18.25%
Bravura 99 Fund, L.P.                                    8,682,132         9,757,881           11.17
Cantillion U.S. Low Volatility, L.P.                    27,500,000        28,767,363           32.92
GMO Market Neutral Fund (Onshore)                        6,384,310         6,229,694            7.13
GMO Mean Reversion Fund                                 16,000,000        18,071,875           20.68
                                                      --------------------------------------------------
    Total                                             $ 73,466,442      $ 78,780,426           90.15%
                                                      ==================================================

The aggregate cost of investments for tax purposes was $73,466,442. Net unrealized appreciation on investments for tax purposes was $5,313,984 consisting of $5,468,600 of gross unrealized appreciation and
$154,616 of gross unrealized depreciation.

Percentages are based on Members' Capital of $87,389,975. The investments in portfolio funds shown above, representing 90.15% of Members' Capital, have been fair valued.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


                      Aetos Capital Opportunities Fund, LLC

                             Schedule of Investments

                                October 31, 2005
                                   (unaudited)

                                                                                           % OF MEMBERS'
PORTFOLIO FUND NAME                                       COST              VALUE             CAPITAL
--------------------------------------------------------------------------------------------------------
Advan Partners, L.P.                                  $  3,000,000      $  2,772,359            9.32%
GMO U.S. Tactical Opportunities Fund (Onshore), L.P.     1,500,000         1,504,168            5.06
Joho Partners, L.P.                                      4,000,000         4,304,532           14.48
Pequot Short Credit Fund, L.P.                           2,000,000         2,100,891            7.07
Phinity Partners LP                                      3,000,000         3,127,186           10.52
Rimrock High Income PLUS, L.P.                           1,500,000         1,515,272            5.10
Scopia PX, LLC                                           3,000,000         3,041,714           10.23
Sheffield Institutional Partners, L.P.                   3,000,000         3,126,140           10.52
Spindrift Partners, L.P.                                 3,000,000         3,204,943           10.78
Standard Pacific Asymmetric Opportunities Fund, L.P.     2,000,000         2,031,057            6.83
                                                      --------------------------------------------------
    Total                                             $ 26,000,000      $ 26,728,262           89.91%
                                                      ==================================================

The aggregate cost of investments for tax purposes was $26,000,000. Net unrealized appreciation on investments for tax purposes was $728,262 consisting of $955,903 of gross unrealized appreciation and
$227,641 of gross unrealized depreciation.

Percentages are based on Members' Capital of $29,729,446. The investments in portfolio funds shown above, representing 89.91% of Members' Capital, have been fair valued.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                   Aetos Capital Market Neutral Strategies Fund, LLC


By (Signature and Title)*      /s/ Michael F. Klein
                               ---------------------------
                               Michael F. Klein, President

Date: December 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*      /s/ Michael F. Klein
                               ---------------------------
                               Michael F. Klein, President

Date: December 22, 2005

By (Signature and Title)*      /s/ Scott D. Sawyer
                               --------------------------
                               Scott D. Sawyer, Treasurer

Date: December 22, 2005

* Print the name and title of each signing officer under his or her signature.